SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

32. SUBSEQUENT EVENTS

In February 2020, the Group completed the sale of three subsidiaries, namely The9 Computer, C9I Shanghai and Shanghai Kaie that held the mortgaged office buildings located at Zhangjiang, Shanghai to Kapler Pte. Ltd. As of the issuance date of these consolidated financial statements, the Group has received 90% of sale proceeds from Kapler Pte. Ltd. amounting to RMB443.7 million. The Group has repaid the principal and interest due on the entrusted bank loan and has repaid US$4.8 million to the issuer of convertible notes. The Group plans to use proceeds from the above sale to settle the remaining outstanding balance of convertible notes amounting to US$55.5 million.

In February 2020, the Group issued and sold (i) a one-year convertible note in a principal amount of US$500,000, (ii) 70,000 ADSs, and (iii) 3,300,000 Class A ordinary shares, for an aggregate consideration of US$500,000 at an initial conversion price of US$1.05 per ADS to Iliad Research and Trading, L.P. (“Iliad”). The convertible note bears interest at a rate of 6.0% per year, compounded daily. Iliad has the right, at its sole discretion, for any time after six months from the purchase date until the outstanding balance has been paid in full, to convert all or any portion of the outstanding balance up to US$150,000 per calendar month into ADSs of the Group at an initial conversion price of US$1.05 per ADS, subject to adjustment. Beginning on the date that is six months from the note purchase date, Iliad has the right, exercisable at any time in its sole and absolute discretion, to redeem any portion of the convertible note. The Group could pay the redemption amount to Illiad in cash or the Group’s ADSs. In the events the principal amount and interest accrued for the convertible note issued to Iliad are fully repaid, the Company has the right to repurchase the remaining Class A ordinary shares held by Iliad that are unsold at US$0.0001 per share.

On March 6, 2020, the Company received a letter from the Listing Qualifications Department of Nasdaq, notifying that the minimum bid price per ADS, each representing three Class A ordinary shares of the Company, was below US$1.00 for a period of 30 consecutive business days and the Company did not meet the minimum bid price requirement set forth in Rule 5550(a)(2) of the Nasdaq Listing Rules. The Group has a compliance period of 180 calendar days, or until September 2, 2020, to regain compliance with Nasdaq’s minimum bid price requirement. If the Company fail to satisfy Nasdaq Capital Market’s continued listing requirements and fail to regain compliance on a timely basis, the ADSs could be delisted from Nasdaq Capital Market.

On April 13, 2020, the Company received a letter from the Listing Qualifications Department of Nasdaq indicating that the Company no longer met the continued listing requirement of minimum MVLS for the Nasdaq Global Market because the market value of  the Company’s securities listed on Nasdaq for the last 30 consecutive business days was below the minimum requirement of US$35.0 million. Pursuant to the relevant Nasdaq listing rules, the Company has a compliance period of 180 calendar days, or until October 12, 2020, to regain minimum MVLS requirements. If the Company fails to satisfy Nasdaq Global Market’s continued listing requirements and fail to regain compliance on a timely basis, the ADSs could be delisted from Nasdaq Global Market.

On April 17, 2020, the Company received a notification letter from the Listing Qualifications Department of Nasdaq indicating that Nasdaq has determined to toll the compliance period for minimum bid price and market value of publicly held shares requirements through June 30, 2020. As a result of the tolling of the compliance period, the Company will have until November 16, 2020 to regain compliance. The Company can regain compliance, either during the tolling period or during the compliance period resuming after the tolling period, by evidencing compliance with the minimum bid price requirement for a minimum of ten consecutive trading days.

In April 2020, Inner Mongolia Culture Assets and Equity Exchange filed a civil claim against Wuxi Qudong and Shanghai IT to recover RMB57.5 million (US$8.3 million) of principal and interest that it previously raised to finance the early phase development of CrossFire New Mobile Game. The Group is cooperating with a third-party company for the development and operation of CrossFire Mobile Game. The Group plans to apply for a license (“Banhao”) from GAPPRPT for CrossFire New Mobile Game as soon as development of the game is finalized. The Group may seek to meditate and settle this claim amid ongoing game development. The Group does not expect this case to significantly affect the business operations.

Starting from January 2020, a novel strain of coronavirus, later named COVID-19, has spread worldwide. Government-imposed measures such as travel restrictions, extended holidays and delay of business resumption have interrupted normal operation of businesses in various regions. On March 11, 2020, the World Health Organization declared the outbreak of COVID-19 to be a pandemic. This pandemic may cause pressure on the Group due to delayed ability to identify alternative business opportunities and to obtain additional financing to support business transitions. Travel restrictions have affected Group management’s progress of discussions with its business partners regarding potential cooperation to facilitate transition into a different industry. Consequently, the Group is unable to accurately predict the impact that the pandemic will have on our financial condition and results of operations due to numerous uncertainties, including the severity of the disease, the duration of the outbreak, actions that may be taken by government authorities, the impact to the business of our customers, and other factors.